Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2016 € / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 USD ($) shares
Ordinary share capital, par value | € / shares	€ 0.01		€ 0.01
Ordinary share capital, shares authorized | shares		350,000,000		350,000,000
Ordinary share capital, shares issued | shares		187,847,345		203,411,207
Ordinary share capital, shares outstanding | shares		176,247,154		200,342,204
Unvested restricted stock | shares		3,426,810		3,030,724
Treasury stock, at cost, shares | shares		11,600,191		3,069,003
Supplemental balance sheet information - amounts related to assets and liabilities of consolidated VIEs for which creditors do not have recourse to our general credit:
Restricted cash		$ 329,180		$ 419,447
Flight equipment held for operating leases, net		31,501,973		32,219,494
Accrued maintenance liability		2,750,576		3,185,794
Debt		27,716,999		29,641,863
Consolidated Variable Interest Entities [Member]
Supplemental balance sheet information - amounts related to assets and liabilities of consolidated VIEs for which creditors do not have recourse to our general credit:
Restricted cash		118,297		185,969
Flight equipment held for operating leases, net		3,016,373		3,094,295
Assets other than restricted cash and flight equipment held for operating leases, net		50,665		114,134
Accrued maintenance liability		175,604		232,704
Debt		1,313,807		1,548,877
Liabilities other than accrued maintenance liability and debt		$ 107,207		$ 114,994